Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	MICROBOT MEDICAL INC.
Entity Central Index Key	0000883975
Entity Tax Identification Number	94-3078125
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	288 Grove Street
Entity Address, Address Line Two	Suite 388
Entity Address, City or Town	Braintree
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02184
City Area Code	(781)
Local Phone Number	875-3605
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	288 Grove Street
Entity Address, Address Line Two	Suite 388
Entity Address, City or Town	Braintree
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02184
City Area Code	(781)
Local Phone Number	875-3605
Contact Personnel Name	Harel Gadot